DESCRIPTION OF BUSINESS (Details)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
Navios Maritime Partners L.P date formed	Aug. 07, 2007
Years of operating history in the drybulk industry	55 years
Percentage of general partner's ownership interest	2.00%
Navios Partners' initial public offering date	Nov. 16, 2007
Common Unitholders, units outstanding	65,284,163	60,109,163
General Partners, units outstanding	1,332,334	1,226,721
Percentage of ownership interest in Navios Partners, including 2% general partner interest	23.40%